Income Taxes - Schedule of Provisions for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Provision for Income Taxes
Current Tax Provision Hong Kong	$ 905,452	$ 680,424	$ 640,396
Deferred Tax (Reversal)/Provision Hong Kong	(2,170)	(609)	2,101
Total Provision for Income Taxes	$ 903,282	$ 679,815	$ 642,497